UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7919

BREMER INVESTMENT FUNDS, INC.
(Exact name of registrant as specified in charter)

445 Minnesota Street, Suite 2000, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

Joel W. Reimers, President, 445 Minnesota Street, Suite 2000, St. Paul, MN 55101
(Name and address of agent for service)

(320) 255-7174
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

BREMER INVESTMENT FUNDS, INC.

Bremer Growth Stock Fund

Bremer Bond Fund

March 31, 2005

TABLE OF CONTENTS
Notice to Investors	1

Shareholder Letter	2

Expense Examples	3 - 4

Allocation of Portfolio Net Assets Charts	5

Statements of Assets and Liabilities	6

Statements of Operations	7

Growth Stock Fund Statements of Changes in Net Assets	8

Bond Fund Statements of Changes in Net Assets	9

Growth Stock Fund Financial Highlights	10

Bond Fund Financial Highlights	11

Growth Stock Fund Schedule of Investments	12 - 14

Bond Fund Schedule of Investments	15 - 20

Notes to the Financial Statements	21 - 24

Approval of Investment Advisory Agreement	25 - 26

NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

This report is not authorized unless accompanied or preceded by a prospectus for Bremer Investment Funds, Inc. The Bremer Funds are distributed by Rafferty Capital Markets, LLC. The Funds' Statement of Additional Information contains additional information about the Funds' directors and is available without charge upon request by calling 1-800-595-5552.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-595-5552, and on the SEC's web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004 are available without charge, upon request, by calling 1-800-595-5552, and on the SEC's web site at www.sec.gov.

Dear Shareholder,

This semi-annual report contains detailed information about the Bremer Growth Stock Fund and the Bremer Bond Fund, including performance, expenses, and holdings for the six-months ended March 31, 2005 (the first six-month period in our fiscal year).

Over the past six months, the U.S. economy began to show signs of moderating, as GDP growth was not able to maintain the pace established earlier in 2004. However, the economy continued to grow at a rate above historical averages, a trend we expect to continue throughout 2005. Although inflation appears to be growing at the producer level, consumers have been largely unaffected (aside from high energy prices), and inflation appears to remain in check. Also, during this period, corporate profits continued to grow at a healthy pace, albeit not at the same rate from a year ago given tough comparisons. Although we expect profit growth will moderate, we still expect growth to remain above historical averages for the foreseeable future.

Despite some volatility, the interest rate environment continued to provide a decent backdrop for the financial markets. However, during this period, we saw the Fed increase interest rates four times, as they continued their efforts to bring short-term rates to more normalized levels. Interestingly, the Fed actions had minimal impact on intermediate to long-term yields, as the yield on the 10-year U.S. Treasury continued to hover at historically low levels. Given the current level of rates, and the possibility that inflation could become a bigger factor if the economy proves to be stronger than expected, we do anticipate rates will likely rise in the year ahead.

The equity markets continued strong for the last calendar quarter of 2004, while returns were slightly negative for the first quarter of 2005. For the six-month period ending March 31, 2005, the Bremer Growth Stock Fund (BSTKX) was up 4.54%, while the S&P 500 Stock Index (“S&P 500”)* rose 6.88%. Earnings grew 19% for stocks in the Index compared to a year ago, with profit growth largely attributed to the benefits of low interest rates, cost-cutting initiatives, and positive currency translations for U.S. corporations. As for the Fund, we continue to seek companies with solid growth prospects, selling at reasonable valuations. We continue to believe high quality large cap stocks will perform well in the current environment. Sectors that appear attractive to us include: consumer staples, healthcare and energy.

The Bremer Bond Fund achieved a total return of 0.10% for the six-month period ending March 31, 2005, compared to 0.22% for the Lehman Brothers Intermediate Aggregate Index**. Over the past six-months, we have maintained portfolio duration slightly shorter than the benchmark, while maintaining high average credit quality and a low-turnover strategy. Given our outlook for a reasonably strong economy, we have positioned the portfolio to accommodate the probability that rates will likely rise in the foreseeable future.

Overall, we remain optimistic about the long-term prospects for the U.S. economy and the stock and bond markets. We thank you for your business and the opportunity to be of service to you. If you have any questions or concerns about your long-term investment plan, please set up a time to talk with your financial advisor.

Sincerely,

Joel W. Reimers   President Bremer Investment Funds, Inc.

* The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

** The Lehman Brothers Intermediate Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly. The duration of the index as of March 31, 2005 was 3.58 years.

Past performance is not predictive of future results.

Bremer Investment Funds Inc.
Bremer Growth Stock Fund and Bremer Bond Fund
Expense Examples - March 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 - March 31, 2005).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bremer Growth Stock Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/04	3/31/05	10/1/04 - 3/31/05

Actual	$1,000.00	$1,045.40	$5.20

Hypothetical (5% return
before expenses)	1,000.00	1,019.85	5.14

Bremer Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/04	3/31/05	10/1/04 - 3/31/05

Actual	$1,000.00	$1,001.00	$4.79

Hypothetical (5% return
before expenses)	1,000.00	1,020.14	4.84

Bremer Growth Stock Fund
Allocation of Portfolio Net Assets - March 31, 2005
(Unaudited)

Cash & Cash Equivalents 1.6%
Banking & Business Services 15.3%
Travel & Recreation 5.5%
Software & Technology 15.1%
Consumer Goods 14.2%
Retail - General 11.1%
Communications & Media 5.7%
Insurance 4.1%
Energy 8.3%
Food, Beverage, & Tabacco 3.2%
Healthcare & Healthcare Products 15.9%

Bremer Bond Fund
Allocation of Portfolio Net Assets - March 31, 2005
(Unaudited)
U.S. GOVERNMENT AGENCY AND AGENCY BACKED ISSUES 49.1%
CASH AND CASH EQUIVILANTS 7.4%
CORPORATE BONDS & NOTES 24.5%
ASSET BACKED SECURITIES 0.5%
U.S. TREASURY OBLIGATIONS 15.5%
COLLATERALIZED MORTGAGE OBLIGATIONS 3.0%

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2005 (Unaudited)

	Growth Stock Fund	Bond Fund
ASSETS:
Investments, at market value
(Cost of $50,706,204 and $97,507,661, respectively)	$67,697,968	$96,921,624
Receivable for Fund shares sold	9,161	114,357
Receivable for Investments sold	262,941	-
Dividends receivable	52,568	-
Interest receivable	4,336	692,997
Other assets	11,347	12,446
Total assets	68,038,321	97,741,424

LIABILITIES:
Payable for Fund shares redeemed	53,499	1,195,953
Accrued expenses and other liabilities	38,685	49,332
Payable to Investment Adviser	40,775	59,044
Payable for Investments purchased	444,000	-
Dividends payable	-	307,168
Total liabilities	576,959	1,611,497

Total Net Assets	$67,461,362	$96,129,927

NET ASSETS CONSIST OF:
Capital stock	$55,656,964	$96,734,782
Net unrealized appreciation (depreciation) on investments	16,991,764	(586,037)
Undistributed net investment income	80,689	(95,149)
Undistributed net realized (loss) on investments	(5,268,055)	76,331
Total Net Assets	$67,461,362	$96,129,927

Shares outstanding
(100 million shares authorized for each Fund, $ .0001 par value)	4,895,325	9,589,282

Net Asset Value, Redemption Price and Offering Price Per Share	$13.78	$10.02

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF OPERATIONS
For the period ended March 31, 2005 (Unaudited)

	Growth Stock Fund	Bond Fund
INVESTMENT INCOME:
Dividend income	$627,389	$-
Interest income	21,660	2,310,676
Total investment income	649,049	2,310,676

EXPENSES:
Investment advisory fees	222,831	358,064
Shareholder servicing fees	13,478	16,304
Fund accounting fees	16,638	25,930
Audit fees	8,038	8,660
Legal fees	17,338	17,540
Administration fees	22,283	35,806
Distribution fees	5,611	8,044
Reports to shareholders	5,714	2,922
Custody fees	5,566	12,396
Directors' fees and expenses	4,222	4,222
Federal and state registration	1,122	1,208
Other	1,274	2,088
Total expenses	324,115	493,184

NET INVESTMENT INCOME	324,934	1,817,492

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,497,533	76,312
Change in unrealized appreciation(depreciation) on investments	824,918	(1,720,210)
Net realized and unrealized gain(loss) on investments	2,322,451	(1,643,898)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,647,385	$173,594

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Stock Fund

	Six Months Ended
	March 31, 2005	Year Ended
	(Unaudited)	September 30, 2004

OPERATIONS:
Net investment income	$324,934	$137,011
Net realized gain (loss) on investments	1,497,533	2,205,639
Change in unrealized appreciation on investments	824,918	3,186,376
Net increase in net assets resulting from operations	2,647,385	5,529,026

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(334,231)	(112,891)
Net realized gains	-	-
Total dividends and distributions	(334,231)	(112,891)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	11,187,004	12,353,362
Proceeds from Fund shares issued to holders in reinvestment of
dividends	20,251	9,852
Cost of Fund shares redeemed	(4,425,594)	(13,106,945)
Net decrease in net assets resulting from
capital share transactions	6,781,661	(743,731)

TOTAL INCREASE IN NET ASSETS	9,094,815	4,672,404

NET ASSETS:
Beginning of period	58,366,547	53,694,143

End of period (including undistributed net investment income
of $80,689 and $89,986 respectively)	$67,461,362	$58,366,547

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Fund

	Six Months Ended
	March 31, 2005	Year Ended
	(Unaudited)	September 30, 2004

OPERATIONS:
Net investment income	$1,817,492	$3,741,550
Net realized gain on investments	76,312	278,501
Change in unrealized depreciation on investments	(1,720,210)	(1,757,259)
Net increase in net assets resulting from operations	173,594	2,262,792

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,914,505)	(4,010,208)
Net realized gains	(10,465)	(535,069)
Total dividends and distributions	(1,924,970)	(4,545,277)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	8,200,525	27,363,445
Proceeds from Fund shares issued to holders in reinvestment of
dividends	24,022	94,767
Cost of Fund shares redeemed	(17,111,577)	(23,063,551)
Net increase (decrease) in net assets resulting from
capital share transactions	(8,887,030)	4,394,661

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,638,406)	2,112,176

NET ASSETS:
Beginning of period	106,768,333	104,656,157

End of period (including undistributed net investment income of
$3,099 and $1,864, respectively)	$96,129,927	$106,768,333

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Growth Stock Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$13.25	$12.03	$9.75	$12.67	$18.13	$15.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	0.03	0.02	0.01	0.01	(0.01)
Net realized and unrealized gain (loss)
on investments	0.53	1.22	2.27	(2.92)	(5.30)	2.98
Total from investment operations	0.60	1.25	2.29	(2.91)	(5.29)	2.97

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.07)	(0.03)	(0.01)	(0.01)	-	(0.01)
Distributions from net realized gains	-	-	-	-	(0.17)	(0.56)
Total dividends and distributions	(0.07)	(0.03)	(0.01)	(0.01)	(0.17)	(0.57)

NET ASSET VALUE, END OF PERIOD	$13.78	$13.25	$12.03	$9.75	$12.67	$18.13

TOTAL RETURN	4.54%(1)	10.36%	23.45%	-23.01%	-29.39%	18.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$67,461,362	$58,366,547	$53,694,143	$52,332,008	$76,386,700	$93,255,016
Ratio of net expenses to average net assets	1.02%(2)	1.00%	1.03%	0.94%	0.94%	0.90%
Ratio of net investment income (loss) to average
net assets	1.02%(2)	0.23%	0.15%	0.02%	0.06%	(0.02%)
Portfolio turnover rate	5.82%	11.49%	5.86%	21.18%	11.04%	10.75%

[1] Not Annualized.
[2] Annualized.

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Bond Fund
	Six Months Ended March 31, 2005			Year Ended September 30,
	(Unaudited)		2004	2003	2002	2001	2000
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$10.20		$10.42	$10.53	$10.37	$9.77	$9.86

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.45	0.45	0.48	0.57	0.58
Net realized and unrealized gain (loss)
on investments	(0.18)		(0.17)	(0.11)	0.16	0.60	(0.09)
Total from investment operations	0.01		0.28	0.34	0.64	1.17	0.49

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.19)		(0.45)	(0.45)	(0.48)	(0.57)	(0.58)
Distributions from net realized gains	-	#	(0.05)	-	-	-	-
Total dividends and distributions	(0.19)		(0.50)	(0.45)	(0.48)	(0.57)	(0.58)

NET ASSET VALUE, END OF PERIOD	$10.02		$10.20	$10.42	$10.53	$10.37	$9.77

TOTAL RETURN	0.10%	(1)	2.27%	3.33%	6.87%	12.35%	5.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$96,129,927		$106,768,333	$104,656,157	$106,081,482	$103,265,802	$95,610,264
Ratio of net expenses to average net assets	0.96%	(2)	0.93%	0.93%	0.92%	0.93%	0.91%
Ratio of net investment income to average net assets	3.55%	(2)	3.59%	4.03%	5.15%	5.73%	5.97%
Portfolio turnover rate	6.78%		28.90%	73.35%	32.42%	28.24%	49.79%

[1] Not Annualized.
[2] Annualized.
# Amount is less than $0.01 per share.

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Growth Stock Fund

Shares		Value
	COMMON STOCKS - 98.4%

	AIR FREIGHT & LOGISTICS - 1.6%
15,000	United Parcel Service, Inc.	1,091,100

	BANKING & FINANCIAL SERVICES - 10.5%
20,000	American Express Company	1,027,400
38,000	Citigroup, Inc.	1,707,720
30,000	J.P. Morgan Chase & Co.	1,038,000
35,000	Mellon Financial Corporation	998,900
10,000	Merrill Lynch & Co, Inc.	566,000
30,000	U.S. Bancorp	864,600
15,000	Wells Fargo & Company	897,000
		7,099,620

	BUSINESS SERVICES - 1.7%
30,000	First Data Corporation	1,179,300

	CAPITAL GOODS - 11.8%
15,000	3M Co.	1,285,350
26,000	Dover Corporation	982,540
20,000	Emerson Electric Co.	1,298,600
70,000	General Electric Company	2,524,200
12,000	Ingersoll-Rand Co. [f]	955,800
15,000	W.W. Grainger, Inc.	934,050
		7,980,540

	CHEMICALS - 1.5%
30,000	Ecolab Inc.	991,500

	COMMUNICATIONS & MEDIA - 4.2%
60,000	Time Warner Inc.*	1,053,000
20,000	QUALCOMM, Inc.	733,000
30,000	Viacom Inc. - Class B	1,044,900
		2,830,900

	COSMETICS & TOILETRIES - 2.4%
15,000	Avon Products, Inc.	644,100
15,000	Kimberly-Clark Corporation	985,950
		1,630,050

	DRUGS - 5.1%
15,000	Eli Lilly & Co.	781,500
60,000	Mylan Laboratories Inc.	1,063,200
60,000	Pfizer, Inc.	1,576,200
		3,420,900

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Growth Stock Fund

	ENERGY - 7.1%
17,000	BP PLC ADR	1,060,800
15,000	ChevronTexaco Corporation	874,650
25,000	Exxon Mobil Corporation	1,490,000
14,000	Nabors Industries, Ltd.* [f]	827,960
8,000	Schlumberger Limitedf	563,840
		4,817,250

	FOOD, BEVERAGE & TOBACCO - 1.6%
20,000	PepsiCo, Inc.	1,060,600

	HEALTH CARE - 5.9%
20,000	Amgen Inc.*	1,164,200
30,000	Medtronic, Inc.	1,528,500
12,000	Quest Diagnostics Incorporated	1,261,560
		3,954,260

	INSURANCE - 4.1%
26,000	AFLAC INCORPORATED	968,760
18,750	American International Group, Inc.	1,038,938
20,000	The St. Paul Travelers Companies, Inc.	734,600
		2,742,298

	MEDICAL PRODUCTS - 4.9%
20,000	Biomet, Inc.	726,000
30,000	Boston Scientific Corporation*	878,700
25,000	Johnson & Johnson	1,679,000
		3,283,700

	OIL & GAS EQUIPMENT & SERVICES - 1.2%
15,000	BJ Services Co.	778,200

	RESTAURANTS - 1.6%
35,000	McDonald's Corporation	1,089,900

	RETAIL - GENERAL - 11.1%
20,000	Best Buy Co., Inc.	1,080,200
25,000	CVS Corporation	1,315,500
20,000	Kohl's Corporation	1,032,600
25,000	Target Corporation	1,250,500
35,000	Walgreen Co.	1,554,700
25,000	Wal-Mart Stores, Inc.	1,252,750
		7,486,250

	SOFTWARE - 4.8%
10,000	Cognos, Inc.* [f]	419,400
75,000	Microsoft Corporation	1,812,750
80,000	Oracle Corporation	998,400
		3,230,550

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Growth Stock Fund

	TECHNOLOGY - 10.3%
35,000	Accenture Ltd. - Class A* [f]	845,250
25,000	American Power Conversion Corporation	652,750
50,000	Cisco Systems, Inc.*	894,500
30,000	Dell Inc.*	1,152,600
45,000	Intel Corporation	1,045,350
15,000	International Business Machines Corporation (IBM)	1,370,700
40,000	Texas Instruments Incorporated	1,019,600
		6,980,750

	TELECOMMUNICATIONS - 1.5%
120,000	ADC Telecommunications, Inc.*	238,800
50,000	Nokia OYJ ADR	771,500
		1,010,300

	TRAVEL & RECREATION - 5.5%
15,000	Carnival Corporation[f]	777,150
10,000	Marriott International, Inc. - Class A	668,600
50,000	Southwest Airlines Co.	712,000
55,000	The Walt Disney Company	1,580,150
		3,737,900

	TOTAL COMMON STOCKS
	(Cost $49,404,104)	66,395,868

Principal Amount	SHORT-TERM INVESTMENTS - 2.0%

	VARIABLE RATE DEMAND NOTES - 2.0%
$1,302,100	First American Prime Obligations Fund, 2.3530%**	$1,302,100

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,302,100)	1,302,100

	TOTAL INVESTMENTS - 100.4%
	(Cost $50,706,204)	67,697,968

	Liabilities in Excess of Other Assets - (0.4)%	(236,606)

	TOTAL NET ASSETS - 100.0%	$67,461,362

	* Non-income producing security.
	ADR American Depository Receipt.
	f Foreign.
	** Variable rate security. The rate listed is as of March 31, 2005.

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Bond Fund

Principal Amount		Value
	LONG-TERM INVESTMENTS - 92.6%

	CORPORATE BONDS & NOTES - 24.5%

	AGRICULTURAL OPERATIONS - 2.4%
$210,000	Cargill, Incorporated (Acquired 3/26/01, Cost $206,976)
	6.150%, 02/25/08 [r]	$220,256
2,000,000	Cargill, Incorporated (Acquired 12/12/00, Cost $1,946,171)
	6.300%, 04/15/09 r	2,121,040
		2,341,296

	ATHLETIC FOOTWEAR - 1.1%
1,000,000	Nike, Inc.
	5.500%, 08/15/06	1,020,332

	BANKING & FINANCIAL SERVICES - 7.6%
1,000,000	Associates Corporation, N.A.
	6.250%, 11/01/08	1,060,014
1,000,000	Bank of America Corporation
	4.875%,09/15/12	999,540
500,000	General Motors Acceptance Corporation
	2.560%*, 07/16/07	471,361
1,000,000	The Goldman Sachs Group Inc.
	6.600%, 01/15/12	1,083,628
1,000,000	Lehman Brothers Holdings Inc.
	6.250%, 05/15/06	1,024,209
1,540,000	Wachovia Bank NA-Charlotte#
	6.180%, 02/15/36	1,701,714
1,000,000	Wells Fargo & Company
	5.125%, 09/01/12	1,014,786
		7,355,252

	CHEMICALS - 1.0%
1,000,000	E.I. Du Pont De Nemours
	4.125%, 04/30/10	978,679

	ENERGY - 3.3%
2,000,000	BP Capital Markets Plc [f]
	2.750%, 12/29/06	1,961,128
1,000,000	Duke Energy Corp.
	5.375%, 01/01/09	1,024,854
150,000	Exxon Capital Corporation
	6.000%, 07/01/05	150,950
		3,136,932

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Bond Fund

	FOOD, BEVERAGE & TOBACCO - 2.7%
1,000,000	Hormel Foods Corporation
	6.625%, 06/01/11	1,098,508
235,000	PepsiCo, Inc.
	5.750%, 01/15/08	244,494
1,250,000	Supervalu, Inc.
	6.560%, 06/09/05	1,253,607
		2,596,609

	INSURANCE - 3.1%
2,000,000	Berkshire Hathaway Finance Corp.
	3.375%, 10/15/08	1,934,710
1,000,000	The St. Paul Travelers Companies, Inc.
	7.370%, 08/20/07	1,067,635
		3,002,345

	MANUFACTURING - 1.2%
	Honeywell International, Inc.
1,000,000	7.500%, 03/01/10	1,123,434

	PUBLISHING - 1.1%
1,000,000	The Washington Post Company
	5.500%, 02/15/09	1,035,866

	TECHNOLOGY - 1.0%
1,000,000	International Business Machines Corporation (IBM)
	4.875%, 10/01/06	1,013,735

	TOTAL CORPORATE BONDS & NOTES	23,604,480
	(Cost $24,113,985)

	U.S. GOVERNMENT AGENCY AND
	AGENCY-BACKED ISSUES - 49.1%

	Fannie Mae
$1,500,000	Pool #000001, 6.250%, 02/01/11	1,604,763
60,712	Pool #001989, 7.600%, 10/25/19	64,260
		1,669,023

	Federal Home Loan Bank (FHLB)
1,000,000	3.500%, 09/23/09	992,116
1,000,000	3.875%, 06/14/13	947,732
		1,939,848

	Federal Home Loan Mortgage Corporation (FHLMC),
	Adjustable Rate Mortgage
64,484	Pool #845864, 3.598%*, 07/01/24	67,185

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Bond Fund

	Federal Home Loan Mortgage Corporation (FHLMC),
	Participation Certificates
81,725	Pool #E00856, 7.500%, 06/01/15	86,121
55,688	Pool #G11072, 7.500%, 12/01/15	58,684
224,005	Pool #E00961, 6.000%, 04/01/16	231,544
998,342	Pool #E01343, 5.000%, 04/01/18	1,000,275
882,777	Pool #B12056, 4.500%, 02/01/19	865,358
1,582,273	Pool #B12781, 4.000%, 03/01/19	1,518,337
116,800	Pool #C90290, 7.000%, 08/01/19	123,459
		3,883,778

	Federal National Mortgage Association (FNMA),
	Pass-Thru Certificates
23,787	Pool #190529, 8.000%, 09/01/08	24,285
3,354	Pool #250168, 8.000%, 12/01/09	3,532
2,000,000	Pool #099999, 5.250%, 08/01/12	2,030,010
138,466	Pool #532561, 8.000%, 05/01/15	146,520
263,083	Pool #303922, 6.000%, 05/01/16	271,653
303,310	Pool #545300, 5.500%, 11/01/16	309,520
1,275,614	Pool #254721, 5.000%, 05/01/18	1,276,708
744,115	Pool #752031, 5.000%, 10/01/18	744,753
906,598	Pool #765251, 4.000%, 03/01/19	868,706
147,893	Pool #211830, 6.000%, 04/01/23	152,239
74,373	Pool #323380, 6.500%, 10/01/28	77,503
		5,905,429

	Freddie Mac
1,500,000	3.000%, 03/27/09	1,482,438
1,000,000	4.375%, 07/30/09	984,594
2,000,000	5.875%, 03/21/11	2,105,966
		4,572,998

	Government National Mortgage Association (GNMA)
243,452	Pool #521580, 7.000%, 11/15/14	257,458
149,212	Pool #520754, 7.000%, 07/15/15	157,753
173,264	Pool #520763, 7.000%, 07/15/15	183,181
169,250	Pool #492995, 6.000%, 11/15/28	174,446
361,623	Pool #780941, 6.000%, 12/15/28	372,721
62,800	Pool #781029, 6.500%, 05/15/29	65,748
305,957	Pool #542643, 6.000%, 03/15/31	315,167
258,303	Pool #564153, 6.500%, 07/15/31	270,193
577,503	Pool #564700, 6.000%, 07/15/31	594,885
123,811	Pool #584332, 7.000%, 08/15/31	130,947
612,364	Pool #080546, 3.000%, 10/20/31	623,033
329,855	Pool #552242, 6.500%, 12/15/31	345,038
705,977	Pool #575885, 6.000%, 12/15/31	727,226
17,560	Pool #080571, 4.000%, 01/20/32	17,908
642,853	Pool #080579, 3.000%, 02/20/32	649,873
536,324	Pool #080587, 3.500%, 03/20/32	550,005

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Bond Fund

	Government National Mortgage Association (GNMA) (continued)
116,122	Pool #080589, 4.000%, 03/20/32	118,369
195,939	Pool #569421, 7.500%, 05/15/32	210,183
53,830	Pool #581988, 8.000%, 05/15/32	58,045
1,457,448	Pool #080626, 3.500%, 08/20/32	1,468,354
1,054,636	Pool #080636, 3.500%, 09/20/32	1,065,525
15,907	Pool #583648, 5.500%, 10/15/32	16,080
1,591,817	Pool #552966, 5.500%, 12/15/32	1,609,194
198,003	Pool #602629, 5.500%, 01/15/33	200,097
541,665	Pool #080665, 4.000%, 01/20/33	551,397
263,772	Pool #602637, 5.500%, 02/15/33	266,561
433,727	Pool #553320, 6.000%, 06/15/33	446,146
1,952,645	Pool #612785, 5.000%, 07/15/33	1,930,258
1,614,604	Pool #620461, 5.000%, 08/15/33	1,596,093
871,716	Pool #581564, 5.000%, 09/15/33	861,722
1,546,392	Pool #592008, 5.000%, 05/15/33	1,528,664
1,654,536	Pool #594109, 5.000%, 09/15/33	1,635,567
731,186	Pool #429780, 5.500%, 12/15/33	738,918
		19,736,755

	Government National Mortgage Association (GNMA),
	Adjustable Rate Mortgage (ARM)
1,150,063	Pool #080675, 4.000%, 02/20/33	1,170,734
1,037,048	Pool #080686, 3.375%, 04/20/33	1,050,025
1,361,907	Pool #080701, 3.375%, 06/20/33	1,370,480
1,010,308	Pool #080704, 3.500%, 06/20/33	1,027,410
1,506,874	Pool #080779, 3.500%, 12/20/33	1,519,285
1,465,522	Pool #080846, 3.500%, 03/20/34	1,484,841
643,979	Pool #080904, 4.000%, 05/20/34	654,440
1,090,682	Pool #080937, 4.000%, 06/20/34	1,108,271
		9,385,486

	TOTAL U.S. GOVERNMENT AGENCY & AGENCY-BACKED ISSUES	47,160,502
	(Cost $46,314,996)

	U.S. TREASURY OBLIGATIONS - 15.5%

	U.S. Treasury Bonds
1,500,000	6.500%, 08/15/05	1,519,923
3,000,000	10.750%, 08/15/05	3,088,128
1,000,000	3.875%, 05/15/09	991,876
1,000,000	3.625%, 07/15/09	980,977
1,000,000	5.750%, 08/15/10	1,073,438
1,000,000	5.000%, 02/15/11	1,038,946
2,000,000	4.375%, 08/15/12	2,005,314
500,000	4.000%, 02/15/14	482,676
600,000	7.500%, 11/15/16	752,438
		11,933,716

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Bond Fund

	U.S. Treasury Notes
2,000,000	2.000%, 05/15/06	1,967,502
1,030,000	2.375%, 08/15/06	1,013,061
		2,980,563

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $15,767,254)	14,914,279

	ASSET BACKED SECURITIES - 0.5%

500,000	CitiFinancial Mortgage Securities, Inc.
	Series #2003-4, 3.221%, 10/25/33	496,017

	TOTAL ASSET BACKED SECURITIES
	(Cost $495,352)	496,017

	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%

1,000,000	Banc of America Commercial Mortgage Inc.
	Series #2004-1, 4.429%, 11/10/39	974,482
1,000,000	GNMA Remic Trust 2004-76
	Pool #G2SF55, 5.00%, 04/20/30	993,479
930,089	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series #2003-LN1, 4.134%, 10/15/37	907,178

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,944,867)	2,875,139

	TOTAL LONG-TERM INVESTMENTS
	(Cost $89,636,454)	89,050,417

	SHORT-TERM INVESTMENTS - 8.2%

	COMMERCIAL PAPER - 5.6%

1,000,000	Altria Group, Inc., 3.210%, 06/07/05	994,026
1,000,000	GMAC US, 3.020%, 06/03/05	994,715
1,200,000	Kraft Foods Inc, 2.900%, 05/24/05	1,194,877
1,200,000	Maxcap Us, 2.920%, 06/01/05	1,194,062
1,000,000	May Dept Stores, 2.900%, 04/04/05	999,758

	TOTAL COMMERCIAL PAPER
	(Cost $5,377,438)	5,377,438

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 2005 (Unaudited)
Bond Fund

Shares
	INVESTMENT COMPANY - 2.6%

2,493,769	First American Prime Obligations Fund*, 2.3530%	2,493,769

	TOTAL INVESTMENT COMPANY
	(Cost $2,493,769)	2,493,769

	TOTAL SHORT TERM INVESTMENTS	7,871,207
	(Cost $7,871,207)

	TOTAL INVESTMENTS - 100.8%	96,921,624
	(Cost $97,507,661)

	Liabilities in Excess of Other Assets - (0.8)%	(791,697)

	TOTAL NET ASSETS - 100.0%	96,129,927

[f]	Foreign.
[r]	Restricted under Rule 144A of the Securities Act of 1933. At March 31, 2005 the value of the securities amounted to $2,341,296 or 2.4% of net assets.
#	Callable.
*	Variable rate security. The rates listed are as of March 31, 2005.

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2005 (Unaudited)

1. ORGANIZATION

Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. This report contains the information for both portfolios. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a)
Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)
Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute all investment company net taxable income and net realized gains to shareholders, if any, at least annually.

c)
Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

d)
Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually. The character of the Funds' net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2005 (Unaudited)

The tax character of distributions paid during the six months ended March 31, 2005 were as follows:

	Ordinary Income	Long-Term Capital Gains
Bremer Growth Stock Fund	$334,231	$-
Bremer Bond Fund	$1,914,505	$10,465
The tax character of distributions paid during the fiscal year ended September 30, 2004 were as follows:

	Ordinary Income	Long-Term Capital Gains
Bremer Growth Stock Fund	$112,891	$-
Bremer Bond Fund	$4,010,208	$535,069
As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Growth Stock Fund	Bremer Bond Fund
	$42,010,092	$105,255,399
Cost of Investments

Gross unrealized appreciation	19,428,646	2,293,612
Gross unrealized depreciation	(3,261,800)	(1,159,439)
Net unrealized appreciation (depreciation)	$16,166,846	$1,134,173

Distributable ordinary income	$89,986	$326,361
Distributable long-term capital gain	-	10,484
Total distributable earnings	$89,986	$336,845

Other accumulated gains/losses	$(6,765,588)	$(324,497)

Total accumulated earnings	$9,491,244	$1,146,521

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2004 the Growth Stock Fund had a capital loss carryforward of $6,765,588 expiring in 2011. The Bond Fund had a capital loss carryforward of $0.

At September 30, 2004, the Growth Stock Fund had post-October losses of $0.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2005 (Unaudited)

e)
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the six months ended March 31, 2005, were as follows:

	Growth Fund	Bond Fund
Shares sold	806,365	808,192
Shares issued to holders in reinvestment of dividends	1,438	2,370
Shares redeemed	(318,028)	(1,689,031)
Net increase/(decrease)	489,775	(878,469)

Transactions in shares of the Funds for the year ended September 30, 2004, were as follows:

	Growth Fund	Bond Fund
Shares sold	941,904	2,669,388
Shares issued to holders in reinvestment of dividends	761	9,248
Shares redeemed	(1,000,376)	(2,253,437)
Net increase/(decrease)	(57,711)	425,199

4.   INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended March 31, 2005, were as follows:

	Growth Fund	Bond Fund
Purchases:
U.S. Government	$-	$2,495,461
Other	11,177,300	3,984,837

Sales:
U.S. Government	-	10,369,774
Other	3,550,587	5,287,134

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2005 (Unaudited)

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A. (the "Investment Adviser"), a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to each Funds' daily net assets. For the six months ended March 31, 2005, the Growth Stock Fund and Bond Fund paid the Adviser $222,831 and $358,064, respectively, pursuant to the Investment Advisory Agreement.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the six months ended March 31, 2005, $5,611 and $8,044 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6. RELATED PARTIES

Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 4,656,948 and 9,660,637 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of March 31, 2005.

Approval of Investment Advisory Agreement

Bremer Trust, National Association (the “Investment Adviser”) serves as the investment adviser of the Funds under the terms of an Amended Investment Advisory Agreement dated November 19, 2002 (the “Advisory Agreement”). The Investment Adviser is a wholly owned subsidiary of Bremer Financial Corporation. The Advisory Agreement must be approved annually by the Board of Directors of Bremer Funds, including a majority of those directors who are not parties to such contract or “interested persons” of any such party as defined in the Investment Company Act of 1940, by vote cast in person at a meeting called for such purpose. The Board last reviewed the Advisory Agreement and approved its continuance on November 30, 2004.

When approving the Advisory Agreement each year, the directors review the Advisory Agreement and receive reports and analyze information with respect to a variety of factors including: (i) the fees paid under the Advisory Agreement; (ii) the services rendered under the Advisory Agreement; (iii) the performance of the Funds under management; (iv) cost controls by the Investment Adviser; (v) Fund turnover and the method of executing portfolio trading; (vi) the overall quality and value of the services provided to the Funds by the Investment Adviser; and (vii) the presence of other relationships between the Investment Adviser and the Funds.

The Board discussed the following factors in connection with its most recent approval of the Advisory Agreement:

•
Regarding the nature, extent and quality of the services to be provided by the investment adviser, the Board concluded that the services provided by the Adviser to the Funds are comprehensive in scope and that the fees paid were reasonable for the services provided and the overall performance of the Funds. They noted that there had been no increases in fee rates since the inception of the Funds. The directors also found that Fund turnover rates were lower than industry standards and that the Investment Adviser had maintained costs and expense ratios adequately.

•
The Board also considered the investment performance of the Funds and the Investment Adviser. The Board received information and reports about the management and performance of each Fund at the November 30 meeting and on a regular basis throughout the year, including economic analyses and strategies prepared by the Investment Adviser. The Investment Adviser also regularly reports to the Board on the factors contributing to the performance of each Fund, and in the case of any significant underperformance by a Fund as compared to its peers, the step taken to improve performance.

•
The Board compared the total expense ratios of the Funds with industry averages for other funds in the relevant Lipper benchmark categories, noting that each Fund had an expense ratio lower than the industry averages. The Board then considered each main expense component, including investment advisory ratio, fee ratio, transfer agent ratio, administration ratio, fund accounting ratio and custodian ratio, in each case as compared to industry averages supplied by Lipper, Inc. The Board did not directly compare the services rendered and amounts paid under the Advisory Agreement with any other particular investment advisory agreement.

•
The Board specifically noted that the advisory fee for the Growth Stock Fund is lower than the industry average. Although the advisory fee for the Bond Fund exceeds the industry average, the Board concluded, given the overall expense ratio for the Bond Fund, together with the totality of other factors, that the Advisory Agreement should be approved.

•
The Growth Stock Fund paid the Investment Adviser total fees of $408,409 for the year ended September 30, 2004. The Bond Fund paid the Investment Adviser total fees of $729,446 for the year ended September 30, 2004.

•
The Board viewed as favorable the lack of any payments by the Funds to the Investment Adviser or its affiliates, other than the fees under the Advisory Agreement. The Board noted that the “soft dollar” arrangements, by which brokers provide research to the investment adviser, are minimal.

•
The Board has periodically received reports from the Investment Adviser concerning the extent to which economies of scale could be realized if the Funds grow. The Investment Adviser is examining fee levels in light of these potential economies of scale.

In approving the continuance of the Advisory Agreement, the Board did not specifically weight any of the factors described above, but considered the totality of the information available to it in the exercise of its business judgment.

BREMER INVESTMENT FUNDS, INC.

Investment Adviser
Bremer Trust, N.A.
Suite 2000
445 Minnesota Street
St. Paul, MN 55101

Administrator, Dividend Paying Agent,
Shareholders' Servicing Agent
and Transfer Agent
U.S. Bancorp Fund Services, LLC
Third Floor
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Counsel
Briggs and Morgan
2200 IDS Center
80 South Eighth Street
Minneapolis, MN 55402

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

Directors
John M. Bishop
Lois Buermann
John J. Feda
Barbara A. Grachek
Catherine T. Kelly
Susan E. Lester
David Melroe

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics. Not Applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bremer Investment Funds, Inc.

By (Signature and Title) /s/ Joel W. Reimers, President
Joel W. Reimers, President

Date June 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel W. Reimers, President
Joel W. Reimers, President

Date June 9, 2005

By (Signature and Title)*   /s/ Richard A. DiNello, Treasurer
Richard A. DiNello, Treasurer

Date June 9, 2005

* Print the name and title of each signing officer under his or her signature.